Note 3 - Vessels, Net (Details Textual) - USD ($)	1 Months Ended			6 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Payments to Acquire Vessel				$ 7,126,713	$ (0)
Due to Related Parties, Current, Total		$ 0		0		$ 2,984,759
The Bridge Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount		3,300,000
Short Term Sellers Credit [Member]
Debt Instrument, Face Amount			$ 5,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			8.00%
The Bridge Loan [Member]
Debt Instrument, Face Amount			$ 6,000,000.0
Debt Instrument, Term (Year)			1 year
Due to Related Parties, Current, Total		$ 2,700,000		$ 2,700,000
Term Sheet Loan [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 8,000,000.0
M/V Blessed Luck [Member]
Payments to Acquire Vessel			$ 12,120,000